Geographic Information - Schedule of Revenue by Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 127,049	$ 72,045	$ 38,228
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	72,217	42,415	22,445
EMEA
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	35,856	19,125	10,257
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 18,976	$ 10,505	$ 5,526